Document and Entity Information - Jun. 30, 2015 - shares	Total
Document Entity Information [Abstract]
Entity Registrant Name	Navios Maritime Acquisition Corporation
Trading Symbol	NNA
Entity Central Index Key	0001437260
Document Type	6-K
Document Period End Date	Jun. 30, 2015
Amendment Flag	false
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock Shares Outstanding	152,104,742